FactorShares Trust
35 Beechwood Road, Suite 2B
Summit, New Jersey 07901

July 31, 2015

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:	FactorShares Trust (the “Trust”) File Nos.: 333-182274 and 811-22310

Ladies and Gentlemen:

Pursuant to Rule 485(a) of the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust and its series, Retail Franchise ETF (the “Fund”), is Post-Effective Amendment No. 13 and Amendment No. 15 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) for the purpose of registering shares of the Fund as a new series of the Trust.

If you have any questions regarding the enclosed, please do not hesitate to contact me at (414) 765-5586 or michael.barolsky@usbank.com.

Sincerely,

/s/ Michael D. Barolsky
Michael D. Barolsky, Esq.
Vice President
U.S. Bancorp Fund Services, LLC,
as Administrator for the Trust

Enclosures